Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties	Related parties
Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.
Transactions between companies and investment funds, included in consolidation (Note 2c I), have been eliminated and do not affect the consolidated statements.
The principal unconsolidated related parties are as follows:
•Parent companies: IUPAR, E. JOHNSTON and ITAÚSA.
•Associates and joint ventures: of which stand out: Avenue Holding Cayman Ltd.; Biomas Serviços Ambientais, Restauração e Carbono S.A.; BSF Holding S.A.; Conectcar Instituição de Pagamento e Soluções de Mobilidade Eletrônica S.A.; Kinea Private Equity Investimentos S.A.; Olímpia Promoção e Serviços S.A.; Porto Seguro Itaú Unibanco Participações S.A.; Pravaler S.A. and Tecnologia Bancária S.A.
•Other related parties:
•Direct and indirect equity interests of ITAÚSA, in particular: Aegea Saneamento e Participações S.A.; Águas do Rio 1 SPE S.A., Águas do Rio 4 SPE S.A.; Alpargatas S.A.; Motiva Infraestrutura de Mobilidade S.A.; Concessionária Rota Sorocabana S.A.; Copa Energia Distribuidora de Gás S.A. and Dexco S.A.
•Pension plans, in particular: Fundação Itaú Unibanco – Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees.
•Associations, in particular: Associação Cubo Coworking Itaú and Associação Itaú Viver Mais.
•Foundations and Institutes, in particular: Fundação Saúde Itaú; Instituto Itaú Ciência, Tecnologia e Inovação and Instituto Unibanco.
a) Transactions with related parties:

ITAÚ UNIBANCO HOLDING	12/31/2025				12/31/2024
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	1,328	-	1,328	-	820	-	820
Loan operations	-	232	408	640	-	141	448	589
Securities and derivatives (assets and liabilities)	-	795	3,380	4,175	527	373	3,211	4,111
Other assets	-	406	301	707	-	437	54	491
Total assets	-	2,761	4,089	6,850	527	1,771	3,713	6,011

Liabilities
Deposits	(47)	(80)	(1,159)	(1,286)	-	(129)	(1,157)	(1,286)
Securities sold under repurchase agreements	-	(287)	(793)	(1,080)	-	(279)	(71)	(350)
Debt instruments	-	(84)	(213)	(297)	-	(29)	(146)	(175)
lnterbank and lnterbranch accounts (assets and liabilities)	-	(290)	-	(290)	-	-	-	-
Other liabilities	-	(200)	(4,263)	(4,463)	(2)	(13)	(1,576)	(1,591)
Total Liabilities	(47)	(941)	(6,428)	(7,416)	(2)	(450)	(2,950)	(3,402)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2025				01/01 to 12/31/2024				01/01 to 12/31/2023
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome	41	263	14	318	156	91	914	1,161	173	48	629	850
Expenses	(5)	(29)	(230)	(264)	-	(74)	(482)	(556)	-	(20)	(298)	(318)
Other operating income / (expenses)	7	(261)	(481)	(735)	14	(167)	(839)	(992)	14	(81)	(196)	(263)
lncome	43	(27)	(697)	(681)	170	(150)	(407)	(387)	187	(53)	135	269
Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 213, Liabilities of R$ (11,290) and Results of R$ (44) (R$ 191, R$ (7,641) at 12/31/2024 and R$ 19 and R$ (62) from 01/01 to 12/31/2024 and 01/01 to 12/31/2023, respectively).
b) Compensation and Benefits of Key Management Personnel
Compensation and benefits attributed to Management Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Fees	(851)	(711)	(686)
Profit sharing	(548)	(321)	(275)
Post-employment benefits	(10)	(10)	(6)
Share-based payment plan	(357)	(229)	(179)
Total	(1,766)	(1,271)	(1,146)
Total amount related to share-based payment plans, personnel expenses and post-employment benefits are detailed in Notes 20, 23 and 26, respectively.